UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Durus Capital Management, LLC
Address:   20 Marshall Street, Suite 320
           South Norwalk, CT 06854

Form 13F File Number: 028-10001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:      Scott Sacane
Title:     Managing Member
Phone:     203-899-3100

Signature, Place, and Date of Signing:

/s/ Scott Sacane                   South Norwalk, CT                  8/14/03
-------------------------   --------------------------------   -----------------
[Signature]                            [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  594,965
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           None








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
                                                                                SH/ PUT/ Investment  Other
Name of Issuer                Title of Class     CUSIP Value (x1000)  Shares    PRN CALL Discretion  Managers    Sole  Shared None
AAIPHARMA INC                 Common           00252W104        1193     60000   SH      Sole         NA        60000       0    0
AKSYS LTD                     Common            10196103      218864  16900689   SH      Sole         NA     16900689       0    0
ALLOS THERAPEUTICS INC        Common            19777101       12341   4100000   SH      Sole         NA      4100000       0    0
AMGEN INC.                    Common            31162100       23420    352500   SH      Sole         NA       352500       0    0
ATHEROGENICS INC              Common            47439104        1429    100000   SH      Sole         NA       100000       0    0
BIOGEN                        Common            90597105        3192     84000   SH      Sole         NA        84000       0    0
CARDIAC SCIENCE INC           Common           141410209       11525   4300200   SH      Sole         NA      4300200       0    0
CELL THERAPEUTICS             Common           150934107         559     57400   SH      Sole         NA        57400       0    0
CV THERAPEUTICS               Common           126667104        4001    134900   SH      Sole         NA       134900       0    0
DIVERSA CORP                  Common           255064107        2792    284000   SH      Sole         NA       284000       0    0
ESPERION THERAPEUTICS INC     Common           29664R106      202094  10316188   SH      Sole         NA     10316188       0    0
EXELIXIS INC                  Common           30161Q104        3445    496300   SH      Sole         NA       496300       0    0
GENE LOGIC INC                Common           368689105         496     83100   SH      Sole         NA        83100       0    0
GENENCOR INTERNATIONAL INC    Common           368709101        2240    136000   SH      Sole         NA       136000       0    0
GENENTECH INC                 Common           368710406        3607     50000   SH      Sole         NA        50000       0    0
HUMAN GENOME SCIENCE          Common           444903108        5833    458600   SH      Sole         NA       458600       0    0
INCYTE GENOMICS, INC.         Common           45337C102       22944   4944800   SH      Sole         NA      4944800       0    0
KOS PHARMACEUTICALS           Common           500648100         514     21900   SH      Sole         NA        21900       0    0
MARTEK BIOSCIENCE CORP        Common           572901106         859     20000   SH      Sole         NA        20000       0    0
MAXYGEN                       Common           577776107         568     51800   SH      Sole         NA        51800       0    0
NEKTAR THERAPUETICS           Common           640268108       15148   1641139   SH      Sole         NA      1641139       0    0
NOVOSTE CORP                  Common           67010C100        8945   1490822   SH      Sole         NA      1490822       0    0
PROTEIN DESIGN LABS INC       Common           74369L103        4346    310900   SH      Sole         NA       310900       0    0
TELIK INC                     Common           87959M109        1607    100000   SH      Sole         NA       100000       0    0
VICURON PHARMACEUTICALS INC   Common           926471103       39831   2809000   SH      Sole         NA      2809000       0    0
SHIRE PHARMACEUTICALS GR -ADR SPONSORED ADR    82481R106        1970    100000   SH      Sole         NA       100000       0    0
AKSYS LTD                     US CORP WARRANTS  10196103        1202    281454   SH      Sole         NA            1       0    0



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